Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2019
Registrant Name	dei_EntityRegistrantName	T. Rowe Price International Funds, Inc.
Central Index Key	dei_EntityCentralIndexKey	0000313212
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 06, 2020
Document Effective Date	dei_DocumentEffectiveDate	Feb. 11, 2020
Prospectus Date	rr_ProspectusDate	Feb. 11, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A